Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

15. SEGMENT REPORTING

The Group operates in a single operating segment and has one reportable segment, which includes all activities related to the provision of its event planning and management services. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s CODM.

The following table provides the operating financial results of the Group’s segment for the years ended December 31, 2025, 2024, and 2023:

	For the years ended December 31,
	2025	2024	2023
Revenues	$20,229,180	18,543,447	18,625,375
Less: Significant other segment expense
Cost of revenues	(15,200,653)	(14,137,109)	(15,123,980)
Selling and marketing	(1,552,533)	(1,479,606)	(1,177,227)
General and administrative	(2,184,916)	(1,879,314)	(923,987)
Interest expenses, net	39,400	(8,347)	(9,920)
Other income, net	9,769	7,285	31,042
Income tax expenses	(117,091)	(95,491)	-
Segment net income	$1,223,156	950,865	1,421,303